Investment Portfolioas of January 31, 2023 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 90.3%
Brazil 5.1%
Banco Bradesco SA (ADR)	666,211	1,858,727
Itaú Unibanco Holding SA (ADR) (Preferred)	464,387	2,312,647
Petroleo Brasileiro SA (ADR)	110,826	1,285,582
Vale SA (ADR)	209,961	3,922,072
(Cost $7,040,875)		9,379,028
Chile 1.6%
Antofagasta PLC (Cost $2,035,798)	136,477	2,929,490
China 38.4%
Air China Ltd. "H"*	2,354,000	2,100,064
Alibaba Group Holding Ltd.*	192,000	2,639,666
Alibaba Group Holding Ltd. (ADR)*	77,962	8,591,413
ANTA Sports Products Ltd.	127,400	1,926,917
BYD Co., Ltd. "H"	62,500	1,968,590
China Eastern Airlines Corp. Ltd. "H"* (a)	2,102,000	843,612
China Merchants Bank Co., Ltd. "H"	604,500	3,930,217
China Tourism Group Duty Free Corp. Ltd. "A"	59,600	1,879,988
CSPC Pharmaceutical Group Ltd.	744,000	849,993
H World Group Ltd. (ADR)	20,049	951,927
JD.com, Inc. (ADR)	64,004	3,810,158
JD.com, Inc. "A"	88,071	2,605,257
KE Holdings, Inc. (ADR)*	134,632	2,469,151
Kweichow Moutai Co., Ltd. "A"	14,300	3,918,524
Longfor Group Holdings Ltd. 144A	606,000	2,005,324
Meituan "B" 144A*	73,980	1,652,873
Pinduoduo, Inc. (ADR)*	20,135	1,972,827
Ping An Insurance Group Co. of China Ltd. "H"	579,500	4,481,434
Tencent Holdings Ltd.	262,800	12,798,925
Tongcheng Travel Holdings Ltd.*	1,111,600	2,520,094
Trip.com Group Ltd. (ADR)*	78,437	2,883,344
Yum China Holdings, Inc. (b)	66,702	4,109,510
(Cost $57,968,860)		70,909,808
Hong Kong 3.2%
AIA Group Ltd.	199,800	2,257,501
China Mengniu Dairy Co., Ltd.*	512,000	2,469,633
Galaxy Entertainment Group Ltd.	185,000	1,284,161
(Cost $5,487,452)		6,011,295
India 11.4%
Axis Bank Ltd.	277,906	2,976,359
Bharti Airtel Ltd.	314,892	2,979,383
HDFC Bank Ltd. (ADR)	46,031	3,100,648
ICICI Bank Ltd.	411,616	4,237,966
ICICI Bank Ltd. (ADR)	57,788	1,203,724
Larsen & Toubro Ltd.	141,384	3,679,481

Maruti Suzuki India Ltd.	10,439	1,140,780
Reliance Industries Ltd.	57,392	1,661,967
(Cost $16,149,871)		20,980,308
Indonesia 2.1%
PT Bank Central Asia Tbk	4,889,400	2,771,627
PT Elang Mahkota Teknologi Tbk	14,584,700	1,057,756
(Cost $4,853,549)		3,829,383
Korea 10.3%
Hyundai Motor Co.	6,972	953,093
KB Financial Group, Inc.	32,240	1,468,477
Samsung Electronics Co., Ltd.	240,955	12,010,985
Samsung SDI Co., Ltd.	3,990	2,240,418
SK Hynix, Inc.	33,112	2,400,021
(Cost $14,314,143)		19,072,994
Macau 0.8%
Sands China Ltd.* (Cost $1,059,997)	393,600	1,479,387
Mexico 1.6%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $2,548,823)	34,817	3,056,932
South Africa 5.2%
Anglo American Platinum Ltd.	25,478	1,897,152
Clicks Group Ltd.	78,036	1,194,831
FirstRand Ltd.	672,038	2,496,358
Naspers Ltd. "N"	20,802	4,021,823
(Cost $11,815,326)		9,610,164
Taiwan 7.9%
Fubon Financial Holding Co., Ltd.	827,320	1,668,792
MediaTek, Inc.	39,000	940,620
Taiwan Semiconductor Manufacturing Co., Ltd.	678,803	11,919,741
(Cost $7,574,604)		14,529,153
United Kingdom 1.4%
Rio Tinto PLC (Cost $2,035,635)	32,682	2,549,511
United States 1.3%
BeiGene Ltd. (ADR)* (Cost $1,921,765)	9,286	2,377,216
Total Equity Securities (Cost $134,806,698)		166,714,669

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (c) (d) (Cost $377,216)	377,216	377,216

Cash Equivalents 4.6%
DWS Central Cash Management Government Fund, 4.26% (c) (Cost $8,484,598)	8,484,598	8,484,598

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $143,668,512)	95.1	175,576,483
Other Assets and Liabilities, Net	4.9	8,990,833
Net Assets	100.0	184,567,316

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (c) (d)
3,430,908	—	3,053,692 (e)	—	—	11,552	—	377,216	377,216
Cash Equivalents 4.6%
DWS Central Cash Management Government Fund, 4.26% (c)
7,794,443	43,476,850	42,786,695	—	—	64,337	—	8,484,598	8,484,598
11,225,351	43,476,850	45,840,387	—	—	75,889	—	8,861,814	8,861,814

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2023 amounted to $674,826, which is 0.4% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $344,274.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At January 31, 2023 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Consumer Discretionary	46,391,808	28%
Financials	34,764,477	21%
Information Technology	29,511,785	18%
Communication Services	16,836,064	10%
Materials	11,298,225	7%
Consumer Staples	10,639,920	6%
Industrials	6,623,157	4%
Real Estate	4,474,475	2%
Health Care	3,227,209	2%
Energy	2,947,549	2%
Total	166,714,669	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$9,379,028	$—	$—	$9,379,028
Chile	—	2,929,490	—	2,929,490
China	24,788,330	46,121,478	—	70,909,808
Hong Kong	—	6,011,295	—	6,011,295
India	4,304,372	16,675,936	—	20,980,308
Indonesia	—	3,829,383	—	3,829,383
Korea	—	19,072,994	—	19,072,994
Macau	—	1,479,387	—	1,479,387
Mexico	3,056,932	—	—	3,056,932
South Africa	—	9,610,164	—	9,610,164
Taiwan	—	14,529,153	—	14,529,153
United Kingdom	—	2,549,511	—	2,549,511
United States	2,377,216	—	—	2,377,216
Short-Term Investments (a)	8,861,814	—	—	8,861,814
Total	$52,767,692	$122,808,791	$—	$175,576,483

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMEF-PH1
R-080548-2 (1/25)